STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Schedule Of Assumptions Used
	2016	2015
Expected life (in years)	10.0	6.0
Expected volatility	227.8%	219.3%
Average risk-free interest rate	1.71%	1.54%
Dividend yield	0%	0%
Grant date fair value	$0.17	$0.12

	2015	2014
Expected life (in years)	6.0	6.0
Expected volatility	228.78%	224.42% - 236.78%
Average risk free interest rate	2.16%	1.69% - 2.02%
Dividend yield	0%	0%
Grant date fair value	$0.10	$0.31

Schedule of Share-based Compensation, Stock Options
	Options	Weighted average exercise price	Weighted remaining contractual life (years)	Aggregate intrinsic value
Outstanding at December 31, 2015	196,000	$0.31	9.0	-
Granted	82,500	$0.17	10.0	-
Exercised	-	-	-	-
Cancelled	(50,000)	$0.31	-	-
Forfeited	-	-	-	-
Outstanding at September 30, 2016	228,500	$0.21	8.8	$27,060

Vested at September 30, 2016	228,500	$0.21	8.8	$27,060

	Options	Weighted average exercise price	Weighted remaining contractual life (years)	Aggregate intrinsic value
Outstanding at December 31, 2013	21,000	$0.64	9.9	-
Granted	92,000	$0.31	9.6	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Forfeited	-	-	-	-
Outstanding at December 31, 2014	113,000	$0.37	9.5	-
Granted	83,000	$0.10	9.7	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Forfeited	-	-	-	-
Outstanding at December 31, 2015	196,000	$0.31	9.0	$-

Vested at December 31, 2014	113,000	$0.37	9.5	$-
Vested at December 31, 2015	196,000	$0.31	9.0	$-

Schedule of Share-based Compensation, Restricted Stock Units
Restricted Stock Units
Outstanding at December 31, 2015	17,554,736
Granted	14,593,247
Exchanged	(19,228,494)
Cancelled	-
Outstanding at September 30, 2016	12,919,489

Vested at September 30, 2016	7,906,990

Restricted Stock Units
Outstanding at December 31, 2013	6,311,250
Granted	1,958,989
Expired	-
Cancelled	-
Forfeited	-
Outstanding at December 31, 2014	8,270,239
Granted	10,354,497
Exchanged	(500,000)
Cancelled	(570,000)
Outstanding at December 31, 2015	17,554,736

Vested at December 31, 2014	7,228,565
Vested at December 31, 2015	14,398,487

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	As of September 30,
	2016	2015
Gross number of shares excluded:
Restricted stock units – unvested	5,012,499	4,623,333
Stock options	228,500	164,500
Convertible debentures and accrued interest	7,651,830	1,359,590
Warrants	5,967,054	3,439,306
Total	18,859,883	9,586,729

	As of December 31,
	2015	2014
Gross number of shares excluded:
Restricted stock units - unvested	3,156,249	1,041,674
Stock options	196,000	113,000
Convertible debentures	12,751,512	2,115,195
Warrants	6,372,831	630,973
Total	22.476,592	3,900,842